Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders’ Equity [Abstract]
Stockholders’ Equity

Note 9 – Stockholders’ Equity

Shares Authorized

The Company is authorized to issue up to one billion, five hundred and twenty million (1,520,000,000) shares of capital stock, of which one billion five hundred million (1,500,000,000) shares are designated as common stock, par value $0.001 per share, and twenty million (20,000,000) are designated as preferred stock, par value $0.001 per share.

Common Stock

On January 25, 2023, the Company entered into a securities purchase agreement with an investor resulting in gross proceeds of $750,000 to the Company. Pursuant to the terms of the purchase agreement, the Company agreed to sell an aggregate of 1,562,500 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $0.48 per Share.

On February 8, 2023, in recognition of certain employees having accepted reduced salaries beginning August 22, 2023, the Company issued equity awards totaling 29,170,653 shares to officers and the employees of the Company. The fair value of these issuances is $6,797,648.

On February 14, 2023, the Company issued 10,417 shares of its restricted common stock to consultants in exchange for services at a fair value of $5,000.

On February 28, 2023, the Company issued 1,250,000 shares of its restricted common stock to consultants in exchange for nine months of services at a fair value of $213,750. The shares issued to the consultant were recorded as common stock issued for prepaid services and will be expensed over the life of the consulting contract to share based payments.

On March 13, 2023, the Company sold 1,500,000 shares of its common stock pursuant to the Investment Agreement entered into on the October 20, 2022, between the Company and Coventry for gross proceeds of $300,000 to the Company.

On March 14, 2023, the Company issued 44,248 shares of its restricted common stock to consultants in exchange for services at a fair value of $5,000.

On March 27, 2023, the Company issued 1,892,780 shares of its restricted common stock to consultants in exchange for services at a fair value of $246,061.

On April 26, 2023, the Company issued 100,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $11,400.

On May 3, 2023, the Company sold 1,409,841 shares of its common stock pursuant to the Investment Agreement entered into on the October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $100,000 to the Company. Additionally, the Company issued 2,729,522 shares of its common stock to Coventry Enterprises at a fair value of $240,198 as a result of triggering the make-whole feature in the Company’s outstanding Equity Line of Credit.

On May 16, 2023, the Company issued 375,000 shares of its restricted common stock at a fair value of $26,250 to the First May 2023 Lender as additional consideration for entering into the First May 2023 Loan Agreement.

On May 30, 2023, the Company issued 569,300 shares of its restricted common stock at a fair value of $34,158 in exchange for the conversion of the remaining Denver Bodega LLC Note Payable.

On May 30, 2023, the Company issued 491,133 shares of its restricted common stock at a fair value of $297,401 in exchange for the remaining equity interest in Dune Inc.

On May 31, 2023, the Company issued 100,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $5,700.

On June 20, 2023, the Company sold 1,382,744 shares of its common stock pursuant to the Investment Agreement entered into on the October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $69,137 to the Company. Additionally, the Company issued 1,177,839 shares of its common stock to Coventry Enterprises at a fair value of $50,649 in consideration for an extension on mandatory monthly payments due under the Second October 2022 Loan Agreement.

On June 20, 2023, the Company issued equity awards totaling 6,235,360 shares to officers and the employees of the Company at a fair value of $268,120.

On June 29, 2023, the Company issued 1,150,000 shares of its common stock to consultants in exchange for services at a fair value of $296,720.

On June 30, 2023, the Company issued 200,000 shares of its restricted common stock at a fair value of $244,428 in exchange for the remaining equity interest in Plant Camp LLC.

On July 10, 2023, the Company issued 9,240,010 shares of common stock pursuant to the exercise of warrants for gross proceeds of $231,000.

On July 11, 2023, the Company issued 2,250,000 shares of its restricted common stock at a fair value of $164,250 as commitment shares pursuant to a promissory note.

On July 28, 2023, the Company issued 1,093,750 shares of its restricted common stock at a fair value of $44,844 in exchange for 18% membership interest in Orbit Media LLC.

On July 31, 2023, the Company issued 2,000,000 shares of its restricted common stock at a fair value of $84,000 as commitment shares pursuant to a promissory note.

On August 28, 2023, the Company issued 5,523,459 shares of its common stock pursuant to a conversion of $138,086 in convertible promissory notes at a price of $0.025 per share.

On September 5, 2023, the Company issued 2,101,870 shares of its restricted common stock to consultants in exchange for services at a fair value of $71,464.

On September 8, 2023, the Company issued 1,000,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $30,000.

On September 14, 2023, the Company issued 2,750,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $52,250.

On September 5, 2023, the Company sold 4,127,742 shares of its common stock pursuant to the Investment Agreement entered into on the October 20, 2022, between the Company and Coventry Enterprises for gross proceeds of $97,142 to the Company.

On September 18, 2023, the Company issued 3,858,724 shares of its common stock pursuant to a conversion of $96,468 in convertible promissory notes at a price of $0.025 per share.

On September 26, 2023, the Company issued 625,000 shares of its restricted common stock at a fair value of $13,125 pursuant to an extension for a monthly payment on a promissory note.

Stock Options

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – January 1, 2023 – outstanding	4,408,267	4.05	4.29
Granted	68,000,000	1.44	-
Exercised	-	-	-
Forfeited/Cancelled	(9,664)	14.10	-
Balance – September 30, 2023 – outstanding	72,398,603	1.30	3.83
Balance – September 30, 2023 – exercisable	63,279,603	4.99	3.67

Option Outstanding			Option Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$1.30	72,398,603	3.83	4.99	63,279,603	3.67

Stock-based compensation for stock options has been recorded in the consolidated statements of operations and totaled $8,283,267 for the nine months ended September 30, 2023.

As of September 30, 2023, there was $0 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans.

Warrants

The Company applied fair value accounting for all share-based payments awards. The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model.

The following is a summary of the Company’s warrant activity:

	Warrant	Weighted Average Exercise Price
Balance – January 1, 2023 – outstanding	16,261,701	2.94
Granted	293,194,132	0.72
Exercised	(13,009,059)	(0.03)
Forfeited/Cancelled	(323,980)	(4.31)
Balance – September 30, 2023 – outstanding	296,122,794	0.11
Balance – September 30, 2023 – exercisable	296,122,794	$0.11

Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.11	296,122,794	4.32	0.11	296,122,794	0.11

During the three months ended March 31, 2023, the Company issued 3,767,925 shares of common stock to warrant holders upon the exercise of 3,767,925 warrants. The Company received $753,693 in connection with the exercise of the warrants.

During the three months ended March 31, 2023, the company granted warrant holders 3,767,925 warrants to exercise existing warrants. A deemed dividend of $1,625,044 was recorded to the Statements of Operations and Comprehensive Loss.

During the three months ended March 31, 2023, some of the Company’s warrants had a down-round provision triggered that also resulted in an additional 18,837,979 warrants to be issued. A deemed dividend of $3,661,981 was recorded to the Statements of Comprehensive Loss.

During the three months ended June 30, 2023, a total of 2,936,100 warrants were issued with convertible notes and notes payable. The warrants have a grant date fair value of $190,935 using a Black-Scholes option-pricing model and the above assumptions.

During the three months ended June 30, 2023, some of the Company’s warrants had a down-round provision triggered that also resulted in an additional 88,318,466 warrants to be issued. A deemed dividend of $5,745,484 was recorded to the Statements of Comprehensive Loss.

During the three months ended September 30, 2023, a total of 25,011,250 warrants were issued with convertible notes and notes payable. The warrants have a grant date fair value of $723,250 using a Black-Scholes option-pricing model and the above assumptions.

During the three months ended September 30, 2023, some of the Company’s warrants had a down-round provision triggered that also resulted in an additional 109,617,955 warrants to be issued. A deemed dividend of $8,497,035 was recorded to the Statements of Comprehensive Loss.

Note 10 – Stockholders’ Equity

Shares Authorized

The Company is authorized to issue up to one billion, five hundred and twenty million (1,520,000,000) shares of capital stock, of which one billion five hundred million (1,500,000,000) shares are designated as common stock, par value $0.001 per share, and twenty million (20,000,000) are designated as preferred stock, par value $0.001 per share.

Preferred Stock

Series E Convertible Preferred Stock

The Company has designated 8,000 shares of Series E Convertible Preferred stock and has 450 shares issued and outstanding as of December 31, 2022.

The shares of Series E Preferred Stock have a stated value of $1,000 per share and are convertible into Common Stock at the election of the holder of the Series E Preferred Stock, at any time following the Original Issue Date at a price of $4.12 per share, subject to adjustment. Each holder of Series E Preferred Stock shall be entitled to receive, with respect to each share of Series E Preferred Stock then outstanding and held by such holder, dividends on an as-converted basis in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

The holders of Series E Preferred Stock shall be paid pari passu with the holders of Common Stock with respect to payment of dividends and rights upon liquidation and shall have no voting rights. In addition, as further described in the Series E Designation, as long as any of the shares of Series E Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series E Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series E Preferred Stock or alter or amend this Series E Designation, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series E Preferred Stock, (c) increase the number of authorized shares of Series E Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Each share of Series E Preferred Stock shall be convertible, at any time and from time to time at the option of the holder of such shares, into that number of shares of Common Stock determined by dividing the Series E Stated Value by the Conversion Price, subject to certain beneficial ownership limitations.

During the year ended December 31, 2021, the Company received the $40,000 of the subscription receivable for the Series E Convertible Preferred Stock. The Company has recorded $4,225 to stock issuance costs, which are part of Additional Paid-in Capital.

During the year ended December 31, 2021, investors converted 7,278 shares of the Company’s Series E Convertible Preferred Stock into 1,766,449 shares of the Company’s common stock.

During the year ended December 31, 2022, investors converted 50 shares of the Company’s Series E Convertible Preferred Stock into 12,136 shares of the Company’s common stock.

Common Stock

On January 14, 2021, the Company issued 30,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $133,200.

On January 20, 2021, the Company issued 40,000 shares of its restricted common stock to consultants in exchange for a year of services at a fair value of $192,000. On May 24, 2021, the Company amended the contract and issued and additional 10,000 shares of its restricted common stock. these shares had a fair value of $34,500. The shares issued to the consultant were recorded as common stock issued for prepaid services and will be expensed over the life of the consulting contract to share based payments. During the year ended December 31, 2021, the Company recorded $99,908 to stock-based compensation expense related to these shares.

On February 1, 2021, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $196,000.

On February 3, 2021, the Company issued 1,929 shares of its restricted common stock to consultants in exchange for services at a fair value of $8,198.

On February 8, 2021, the Company entered into a consulting agreement whereas the Company issued a total of 2,092 shares of common stock in exchange for services at a fair value of $7,502.

On February 18, 2021, the Company issued 10,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $48,000.

On February 18, 2021, the Company issued 10,417 shares of its restricted common stock to consultants in exchange for services at a fair value of $50,002.

On February 26, 2021, the Company issued 291 shares of its restricted common stock to consultants in exchange for services at a fair value of $1,499.

On March 17, 2021, the Company issued 9,624 shares of its restricted common stock to consultants in exchange for services at a fair value of $49,371.

On March 28, 2021, the Company issued 31,782 shares of its restricted common stock to settle outstanding vendor liabilities of $125,000.

On March 31, 2021, the Company issued 13,113 shares of its restricted common stock to settle outstanding vendor liabilities of $43,667. In connection with this transaction the Company also recorded a loss on settlement of vendor liabilities of $12,719.

On April 10, 2021, the Company issued 16,275 shares of its restricted common stock to consultants in exchange for services at a fair value of $69,332.

On April 21, 2021, the Company entered into a consulting agreement whereas the Company issued a total of 1,048 shares of common stock in exchange for services at a fair value of $3,587.

On June 17, 2021, the Company entered into an underwriting agreement with The Benchmark Company LLC, pursuant to which we agreed to sell to the Underwriter in a firm commitment underwritten public offering an aggregate of 750,000 shares of the Company’s common stock, at a public offering price of $3.40 per share. The Company also granted the Underwriter a 30-day option to purchase up to an additional 112,500 shares of Common Stock to cover over-allotments, if any. The Offering closed on June 21, 2021. The net proceeds to the Company from the equity raise was $2,213,500. As part of the underwriting agreement the Company issued 46,667 warrants of the Company’s common stock to Benchmark. The warrants have an exercise price $5.40 and a term of five years. On July 9, 2021, the Representative exercised the over-allotment option to purchase an additional 954,568 shares of Common Stock.

On July 20, 2021, the Company issued 2,154 shares of its restricted common stock to consultants in exchange for services at a fair value of $8,570.

On July 15, 2021, the Company issued 715 shares of its restricted common stock to consultants in exchange for services at a fair value of $2,500.

On August 15, 2021, the Company issued 820 shares of its restricted common stock to consultants in exchange for services at a fair value of $2,500.

On August 26, 2021, the Company issued 348 shares of its restricted common stock to consultants in exchange for services at a fair value of $999.

On September 15, 2021, the Company issued 793 shares of its restricted common stock to consultants in exchange for services at a fair value of $2,500.

On October 25, 2021, the Company entered into a securities purchase agreement with institutional investors resulting in the raise of $3,407,250 in gross proceeds to the Company. Pursuant to the terms of the purchase agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 850,000 shares of the Company’s common stock, par value $0.001 per share, at a purchase price of $4.50 per Share.

On November 5, 2021, the Company issued 25,000 shares of its restricted common stock to consultants in exchange for services at a fair value of $85,750.

On November 15, 2021, the Company issued 13,392 shares of its restricted common stock to consultants in exchange for services at a fair value of $41,917.

On November 29, 2021, the Company issued 250,000 shares of its restricted common stock to settle outstanding vendor liabilities of $576,783. In connection with this transaction the Company also recorded a loss on settlement of vendor liabilities of $33,217.

On November 29, 2021, the Company issued 101,097 shares of its restricted common stock to consultants in exchange for services at a fair value of $246,676.

On December 3, 2021, the Company issued 194 shares of its restricted common stock to consultants in exchange for services at a fair value of $429.

On December 14, 2021, the Company issued 211 shares of its restricted common stock to consultants in exchange for services at a fair value of $452.

During the year ended December 31, 2022, the Company issued 307,342 shares of its restricted common stock to settle outstanding vendor liabilities of $138,125. In connection with this transaction the Company also recorded a loss on settlement of vendor liabilities of $265,717.

On January 6, 2022, the Company issued 8,850 shares of its restricted common stock to consultants in exchange for services at a fair value of $19,736.

On February 24, 2022, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for four months of services at a fair value of $69,000. These shares were recorded as common stock issued for prepaid services and will be expensed over the life of the consulting contract to share based payments. During the nine months ended September 30, 2022 the Company recorded $69,000 to share based payments.

On March 1, 2022, the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share. The Company has recorded $40,000 to stock issuance costs, which are part of Additional Paid-in Capital.

On March 7, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with thirteen accredited investors resulting in the raise of $2,659,750 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering an aggregate of 1,519,857 shares of the Company’s common stock together with warrants to purchase an aggregate of 1,519,857 shares of Common Stock at an exercise price of $1.75 per share. The warrants are immediately exercisable and will expire on March 9, 2027. The Company has recorded $75,000 to stock issuance costs, which are part of Additional Paid-in Capital.

During the three months ended March 31, 2022, the Company issued 7,488 shares of its restricted common stock to consultants in exchange for services at a fair value of $8,364.

On April 5, 2022 the Company issued 185,000 shares of its restricted common stock to officers of the company in exchange for services at a fair value of $192,400.

On June 24, 2022, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for four months of services at a fair value of $37,200. These shares were recorded as common stock issued for prepaid services and will be expensed over the life of the consulting contract to share based payments. During the nine months ended September 30, 2022 the Company recorded $2,405 to share based payments.

During the three months ended June 30, 2022, the Company issued 29,387 shares of its restricted common stock to consultants in exchange for services at a fair value of $24,001.

On September 15, 2022, the Company entered into a securities purchase agreement with five accredited investors resulting in the raise of $796,000 in gross proceeds to the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell in a registered direct offering an aggregate of 4,000,000 shares of the Company’s common stock together with warrants to purchase an aggregate of 4,000,000 shares of Common Stock at an exercise price of $0.20 per share. The warrants are immediately exercisable and will expire on September 15, 2027. The Company has recorded $75,000 to stock issuance costs, which are part of Additional Paid-in Capital.

During the three months ended September 30, 2022, the Company issued 50,000 shares of its restricted common stock to consultants in exchange for prepaid services at a fair value of $34,900.

During the three months ended September 30, 2022, the Company issued 107,206 shares of its restricted common stock to consultants in exchange for services at a fair value of $22,892.

During the three months ended December 31, 2022, the Company issued 111,324 shares of its restricted common stock to consultants in exchange for services at a fair value of $44,894.

During the year ended December 31, 2022, the company repurchased 87,716 shares of common stock for $16,050.

Stock Options

The assumptions used for options granted during the twelve months ended December 31, 2022 and 2021, are as follows:

December 31, 2022
Exercise price	$1.10 – 1.90
Expected dividends	0%
Expected volatility	165.38% – 166.48%
Risk free interest rate	2.69% – 2.95%
Expected life of option	5 years

December 31, 2021
Exercise price	$2.09 - 4.89
Expected dividends	0%
Expected volatility	169.78 – 242.98%
Risk free interest rate	0.46 – 1.26%
Expected life of option	5 - 7 years

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance – January 1, 2021 – outstanding	541,021	12.75	3.27
Granted	2,425,762	5.97	5.91
Exercised	-	-	-
Forfeited/Cancelled	(64,164)	13.06	-
Balance – December 31, 2021 – outstanding	2,902,619	7.07	4.71
Granted	1,940,000	1.38	5.00
Exercised	-	-	-
Forfeited/Cancelled	(434,352)	13.56	-
Balance – December 31, 2022 – outstanding	4,408,267	4.05	4.29
Balance – December 31, 2022 – exercisable	3,061,767	4.19	4.07

Option Outstanding			Option Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (in years)
$4.05	4,408,267	4.29	4.19	3,061,767	4.07

Stock-based compensation for stock options has been recorded in the consolidated statements of operations and totaled $7,616,195, for the year ended December 31, 2021.

Stock-based compensation for stock options has been recorded in the consolidated statements of operations and totaled $3,757,514, for the year ended December 31, 2022.

As of December 31, 2022, there was $237,522 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 0.14 years.

Warrants

The Company applied fair value accounting for all share-based payments awards. The fair value of each warrant granted is estimated on the date of grant using the Black-Scholes option-pricing model.

The assumptions used for warrants granted during the year ended December 31, 2022 and 2021 are as follows:

December 31, 2022
Exercise price	$0.20 – 6.00
Expected dividends	0%
Expected volatility	164.34% - 175.30%
Risk free interest rate	2.81% - 3.75%
Expected life of warrant	5-5.5 years

December 31, 2021
Exercise price	$4.50 – 5.40
Expected dividends	0%
Expected volatility	232.10% - 237.14%
Risk free interest rate	0.82% - 0.89%
Expected life of warrant	5 – 5.5 years

Warrant Activities

The following is a summary of the Company’s warrant activity:

	Warrant	Weighted Average Exercise Price
Balance – January 1, 2022 – outstanding	6,130,948	4.96
Granted	1,961,267	5.60
Exercised	(2,414,218)	4.55
Forfeited/Cancelled	(19,167)	24.00
Balance – December 31, 2021 – outstanding	5,658,830	4.98
Granted	22,460,182	2.07
Exercised	(9,624,067)	5.18
Forfeited/Cancelled	(2,233,246)	4.73
Balance – December 31, 2022 – outstanding	16,261,699	2.18
Balance – December 31, 2022 – exercisable	16,261,699	$2.79

Warrants Outstanding				Warrants Exercisable
Exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.18	16,261,699	4.20	2.79	16,261,699	4.20

During the Year ended December 31, 2021, the Company issued 2,250,691 shares of common stock to a certain warrant holder upon the exercise of 2,414,218 warrants. The Company received $9,487,223 in connection with the exercise of the warrant.

During the year ended December 31, 2021, a total of 486,516 warrants were issued in connection with the Series E Convertible Preferred Stock raise.

During the year ended December 31, 2021, a total of 1,137,575 warrants were issued with convertible notes. The warrants have a grant date fair value of $3,258,955 using a Black-Scholes option-pricing model and the above assumptions.

During the year ended December 31, 2021, some of the Company’s warrants had a down-round provision triggered that also resulted in an additional 127,801 warrants to be issued. A deemed dividend of $410,750 was recorded to the Statements of Comprehensive Loss.

During the year ended December 31, 2021, the Company issued 80,000 warrants in connection with the underwriting agreement.

Stock-based compensation for stock warrants of 129,375 has been recorded in the Consolidated Statements of Comprehensive Loss and totaled $480,863, for the year ended December 31, 2021.

During the year ended December 31, 2022, the company granted warrant holders 5,246,953 warrants to exercise existing warrants. A deemed dividend of $4,216,528 was recorded to the Statements of Operations and Comprehensive Loss.

During the year ended December 31, 2022, a total of 6,712,500 warrants were issued with convertible notes (See Note 7 above). The warrants have a grant date fair value of $6,172,614 using a Black-Scholes option-pricing model and the above assumptions and a relative fair value of $3,171,076.